VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

Years ended December 31, 2017, 2016, and 2015 (U.S. $ in thousands):

COLUMN A	Column B	Column C - Additions		Column D - Deductions		Column E
	Balances at	Charged to				Balances
	beginning	costs and	Charged to	Charged to	Charged to	at end
Description	of period	expenses	other accounts	income	other accounts	of period
Reserve for bad debts and allowances
Year ended December 31, 2017	$1,687	$1,665	$-	$617	$-	$2,735
Year ended December 31, 2016	$1,357	$991	$-	$661	$-	$1,687
Year ended December 31, 2015	$1,477	$514	$-	$634	$-	$1,357
Valuation allowances on deferred tax assets
Year ended December 31, 2017	$201,376	$22,998	$-	$65,572	$6,740	152,062
Year ended December 31, 2016	$152,115	$49,261	$-	$-	$-	$201,376
Year ended December 31, 2015	$-	$152,115	$-	$-	$-	$152,115